Property, Plant and Equipment - Additional Information (Detail) - TWD ($)	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment subject to operating leases [member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease period		1 year
Property, plant and equipment subject to operating leases [member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease period		20 years
Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss on property, plant and equipment		$ 0	$ 0	$ 0
Gain (loss) on disposals, property, plant and equipment				1,268,000,000
Carrying amount of trade-out of land				37,000,000
Fair value of property, plant and equipment materially different from carrying amount				$ 1,305,000,000
MOTC [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Difference between assessed value and construction cost of land	$ 1,057,000,000